PW REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2001

                             PW REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2001


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ........................ 1

Statement of Operations ...................................................... 2

Statements of Changes in Members' Capital - Net Assets ....................... 3

Notes to Financial Statements ................................................ 4

Schedule of Portfolio Investments ............................................10

                                                                      PW REDWOOD FUND, L.L.C.
                                        STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                                                JUNE 30, 2001

---------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $30,129,105)                          $ 31,856,290
Cash and cash equivalents                                                          6,465,730
Due from broker                                                                    7,144,341
Receivable:
  Investments sold, not settled                                                    1,139,746
  Interest                                                                            16,018
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                      46,622,125
---------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $6,203,155)        6,847,610
Payables:
  Investments purchased, not settled                                               3,162,860
  Organization costs                                                                  50,101
  Management fee                                                                      33,783
  Professional fees                                                                   33,368
  Printing and postage costs                                                          15,502
  Administration fee                                                                  11,099
  Miscellaneous                                                                       10,562
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 10,164,885
---------------------------------------------------------------------------------------------

NET ASSETS                                                                      $ 36,457,240
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                           $ 36,749,476
Accumulated net investment loss                                                     (343,237)
Accumulated net realized loss on investments                                      (1,031,729)
Accumulated net unrealized appreciation on investments                             1,082,730
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS                                                   $ 36,457,240
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                      PW REDWOOD FUND, L.L.C.
                                                                      STATEMENT OF OPERATIONS
                                                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------

                                                       FOR THE SIX MONTHS ENDED JUNE 30, 2001

---------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                                      $    253,762
  Dividend                                                                             6,872
---------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                              260,634
---------------------------------------------------------------------------------------------

OPERATING EXPENSES

  Management fee                                                                     193,552
  Professional fees                                                                   28,647
  Administration fee                                                                  21,565
  Printing and postage costs                                                          20,259
  Custody fee                                                                         11,829
  Miscellaneous                                                                       29,632
---------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                             305,484
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                  (44,850)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
         FROM INVESTMENTS

  Net realized gain from investments                                                 716,875
  Change in net unrealized depreciation from investments                           2,219,420
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                  2,936,295
---------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                 $ 2,891,445
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                PW REDWOOD FUND, L.L.C.
                                                  STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS

-------------------------------------------------------------------------------------------------------
                                                                  FOR THE              FOR THE PERIOD
                                                                 SIX MONTHS            OCTOBER 16, 2000
                                                                   ENDED            (COMMENCEMENT OF
                                                               JUNE 30, 2001        OPERATIONS) THROUGH
                                                                (UNAUDITED)          DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                          $    (44,850)            $   (298,387)
  Net realized gain (loss) from investments                         716,875               (1,748,604)
  Change in net unrealized depreciation from investments          2,219,420               (1,136,690)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                  2,891,445               (3,183,681)
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                              7,984,860               27,751,777

  Proceeds from Manager subscriptions                                     -                1,012,839
-----------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                7,984,860               28,764,616
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
         AT BEGINNING OF PERIOD                                  25,580,935                        -
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                              $ 36,457,240             $ 25,580,935
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                         PW REDWOOD FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

1.   ORGANIZATION

     PW Redwood Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of companies in the science and technology sectors in the United States. To a limited extent, the fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADR's"). Operations of the Fund commenced on October 16, 2000.

     The Fund's Board of Directors (the "Directors"), has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FCM will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2001 and December 31, 2000 was $984,561 and $893,115,
     respectively.

     Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, beginning in December 2001, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES

     a.   PORTFOLIO VALUATION

     Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold short, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2001 were fair valued.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

     The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Investments in securities of foreign issuers listed on U.S. exchanges are affected by risk factors generally not thought to be present in the U.S. These factors include: less public information about issuers of foreign securities; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     b.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions are calculated on the identified cost basis.

     c.   FUND EXPENSES

     The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the funds net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of Directors.

     d.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

     e.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     f.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to FCM.

     UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc. acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2001, UBS PWI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

     The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to receive an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2001 were $9,050.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will provide for the reimbursement of out of pocket expenses by PFPC Inc.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of common stocks for the six months ended June 30, 2001, amounted to $145,231,957 and $143,498,146, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $86,665,756 and $89,657,476, respectively.

     At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $1,082,730, consisting of $4,688,816 gross unrealized appreciation and $3,606,086 gross unrealized depreciation.

5.   SHORT-TERM BORROWINGS

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings during the six months ended June 30, 2001.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

     During the six months ended June 30, 2001, the Fund did not trade any forward or futures contracts or engage in option transactions.


7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                           PERIOD FROM
                                                                  SIX MONTHS            OCTOBER 16, 2000
                                                                    ENDED                (COMMENCEMENT OF
                                                                JUNE 30, 2001               OPERATIONS)
                                                                     2001              TO DECEMBER 31, 2000
                                                                -------------          --------------------
     Ratio of net investment loss to average net assets             -0.29%*                     -6.39%*
     Ratio of operating expenses to average net assets               1.99%*                      8.40%*
     Portfolio turnover rate                                       210.16%                      59.69%
     Total return                                                    6.01%**                   -12.04%**

     *   Annualized.
     ** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after incentive allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK (87.38%)
         ---------------------
         APPLICATIONS SOFTWARE (0.84%)
 21,800  Parametric Technology Corp. *, (a)                         $   304,982
                                                                    -----------
         B2B/E-COMMERCE (3.52%)
 64,200  FreeMarkets, Inc. *                                          1,284,000
                                                                    -----------
         BROADCAST SERVICES/PROGRAMMING (0.96%)
 40,300  UnitedGlobalCom, Inc. Class A *, (a)                           348,595
                                                                    -----------
         CABLE TELEVISION (0.78%)
 12,100  Charter Communications, Inc. Class A *, (a)                    282,535
                                                                    -----------
         CIRCUIT BOARDS (0.46%)
  6,900  Benchmark Electronics, Inc. *                                  168,084
                                                                    -----------
         COMMERCIAL SERVICES - FINANCE (0.57%)
  4,000  Concord EFS, Inc. *                                            208,040
                                                                    -----------
         COMPUTER SERVICES (2.33%)
  6,300  Affiliated Computer Services, Inc. Class A *, (a)              453,033
 21,900  Perot Systems Corp. Class A *                                  396,390
                                                                    -----------
                                                                        849,423
                                                                    -----------
         COMPUTERS - INTEGRATED SYSTEMS (2.47%)
 68,700  Adept Technology, Inc. *                                       680,130
 13,700  Brooktrout, Inc. *                                             105,764
  2,400  Synopsys, Inc. *, (a)                                          116,136
                                                                    -----------
                                                                        902,030
                                                                    -----------
         COMPUTERS - MEMORY DEVICES (3.71%)
 36,100  EMC Corp. *, (a)                                             1,055,925
 55,500  Read-Rite Corp. *, (a)                                         295,815
                                                                    -----------
                                                                      1,351,740
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK (CONTINUED)
         ------------------------
         COMPUTERS - PERIPHERAL EQUIPMENT (1.76%)
 21,700  Electronics for Imaging, Inc. *, (a)                       $   640,150
                                                                    -----------
         COMPUTERS - VOICE RECOGNITION (0.50%)
 16,600  InterVoice-Brite, Inc.*                                        182,600
                                                                    -----------
         DATA PROCESSING/MANAGEMENT (1.04%)
 64,700  Informix Corp. *, (a)                                          377,848
                                                                    -----------
         DISTRIBUTION/WHOLESALE (0.66%)
 12,700  Owens & Minor, Inc.                                            241,300
                                                                    -----------
         E-COMMERCE/SERVICES (0.61%)
  3,700  TMP Worldwide, Inc.*                                           222,000
                                                                    -----------
         ELECTRONIC COMPONENTS - MISCELLANEOUS (0.85%)
  2,900  Celestica, Inc.*                                               149,350
 15,000  Signal Technology Corp. *                                      161,250
                                                                    -----------
                                                                        310,600
                                                                    -----------
         ELECTRONIC COMPONENTS - SEMICONDUCTORS (11.97%)
231,100  PLX Technology, Inc.*                                        1,962,039
 38,300  Semtech Corp. *, (a)                                         1,149,000
 42,100  Zoran Corp. *, (a)                                           1,251,212
                                                                    -----------
                                                                      4,362,251
                                                                    -----------
         ELECTRONIC MEASURING INSTRUMENTS (0.91%)
 17,000  Trimble Navigation Ltd. *, (a)                                 331,330
                                                                    -----------
         ELECTRONIC PARTS DISTRIBUTION (0.73%)
 11,000  Arrow Electronics, Inc. *, (a)                                 267,190
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK (CONTINUED)
         ------------------------
         ELECTRONIC SECURITY DEVICES (0.93%)
 20,000  Sensormatic Electronics Corp. *, (a)                       $   340,000
                                                                    -----------
         HEALTH CARE (0.85%)
 12,800  First Health Group Corp. *, (a)                                308,736
                                                                    -----------
         INDUSTRIAL AUTOMATION/ROBOTICS (2.83%)
 22,400  Brooks Automation, Inc. *, (a)                               1,032,640
                                                                    -----------
         INSTRUMENTS - SCIENTIFIC (1.21%)
 16,000  PerkinElmer, Inc.                                              440,480
                                                                    -----------
         INTERNET APPLICATIONS SOFTWARE (0.32%)
 23,400  BroadVision, Inc.*                                             117,000
                                                                    -----------
         INTERNET SECURITY (2.40%)
 12,000  Entrust, Inc. *                                                 85,080
 37,700  Network Associates, Inc. *                                     469,365
 10,400  RSA Security, Inc. *                                           321,880
                                                                    -----------
                                                                        876,325
                                                                    -----------
         MEDICAL - BIOMEDICAL/GENETICS (2.85%)
 11,500  Arena Pharmaceuticals, Inc. *                                  350,635
  4,300  Aviron *                                                       245,100
  3,900  Enzon, Inc. *, (a)                                             243,750
  8,100  Visible Genetics, Inc.*                                        201,285
                                                                    -----------
                                                                      1,040,770
                                                                    -----------
         MEDICAL - DRUGS (4.35%)
  2,200  Allergan, Inc.                                                 184,866
  8,800  American Home Products Corp.                                   517,000
  3,200  AstraZeneca PLC                                                149,600
  9,900  IVAX Corp. *                                                   386,100
  3,500  Pharmacia Corp. (a)                                            160,825
  6,700  Priority Healthcare Corp. Class B *                            189,476
                                                                    -----------
                                                                      1,587,867
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK (CONTINUED)
         ------------------------
         MEDICAL - GENERIC DRUGS (1.52%)
  8,000  Barr Laboratories, Inc. *                                  $   553,600
                                                                    -----------
         MEDICAL INSTRUMENTS (0.58%)
  4,600  Medtronic, Inc. (a)                                            211,646
                                                                    -----------
         NETWORKING PRODUCTS (0.32%)
 24,600  3Com Corp.*                                                    116,850
                                                                    -----------
         PHARMACY SERVICES (0.19%)
  1,100  AdvancePCS *                                                    70,455
                                                                    -----------
         PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.35%)
 83,400  Concord Camera Corp. *                                         492,060
                                                                    -----------
         SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (14.67%)
 16,300  Atmel Corp. *                                                  219,887
 54,900  Power Integrations, Inc. *, (a)                                856,440
214,000  SIPEX Corp. *, (a)                                           2,488,820
161,000  Xicor, Inc. *                                                1,782,270
                                                                    -----------
                                                                      5,347,417
                                                                    -----------
         SEMICONDUCTOR EQUIPMENT (12.06%)
 24,200  ATMI, Inc. *, (a)                                              726,000
  6,200  LTX Corp. *, (a)                                               158,472
 41,400  Therma-Wave, Inc. *, (a)                                       789,498
 48,900  Varian Semiconductor Equipment Associates, Inc. *            2,053,800
 16,800  Veeco Instruments, Inc. *, (a)                                 667,800
                                                                    -----------
                                                                      4,395,570
                                                                    -----------
         TELECOMMUNICATIONS EQUIPMENT (1.59%)
 87,900  ADC Telecommunications, Inc. *                                 580,140
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK (CONTINUED)
         ------------------------
         TRANSPORTATION - AIR FREIGHT (2.11%)
 44,100  EGL, Inc.*                                                 $   769,986
                                                                    -----------
         WIRELESS EQUIPMENT (2.58%)
 93,000  Ceragon Networks, Ltd. *                                       288,300
 23,100  Powerwave Technologies, Inc. *                                 334,950
 19,800  Spectrian Corp. *, (a)                                         316,800
                                                                    -----------
                                                                        940,050
                                                                    -----------
         TOTAL COMMON STOCK (COST $30,129,105)                       31,856,290
                                                                    -----------
         COMMON STOCK SOLD, NOT YET PURCHASED ((18.78)%)
         -----------------------------------------------
         CIRCUIT BOARDS ((0.65)%)
  7,700  Jabil Circuit, Inc. *                                         (237,622)
                                                                    -----------
         COMMERCIAL SERVICES ((0.44)%)
  5,300  Convergys Corp. *                                             (160,325)
                                                                    -----------
         COMPUTERS ((0.49)%)
  5,600  Research In Motion, Ltd. *                                    (180,600)
                                                                    -----------
         DRUG DELIVERY SYSTEMS ((0.15)%)
    700  Andrx Group *                                                  (53,900)
                                                                    -----------
         ELECTRONIC COMPONENTS - SEMICONDUCTORS ((1.18)%)
  5,400  EMCORE Corp. *                                                (166,050)
  7,800  International Rectifier Corp. *                               (265,980)
                                                                    -----------
                                                                       (432,030)
                                                                    -----------
         ENTERPRISE SOFTWARE/SERVICES ((2.97)%)
  8,400  BEA Systems, Inc. *                                           (257,964)
 15,200  Business Objects S.A. *                                       (358,720)
  9,000  Manugistics Group, Inc. *                                     (225,900)
 85,500  Microstrategy, Inc. *                                         (239,400)
                                                                    -----------
                                                                     (1,081,984)
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
         ------------------------------------------------
         INDEXES ((2.94)%)
  1,700  Internet HOLDRs Trust *                                    $   (77,180)
 17,500  Nasdaq-100 Index Tracking Stock *                             (799,750)
  6,900  Technology Select Sector SPDR *                               (194,373)
                                                                    -----------
                                                                     (1,071,303)
                                                                    -----------
         INTERNET SECURITY ((0.75)%)
  5,600  Internet Security Systems, Inc. *                             (271,936)
                                                                    -----------
         MEDICAL - BIOMEDICAL/GENETICS ((0.25)%)
  2,300  Applera Corp-Celera Genomics Group *                           (91,218)
                                                                    -----------
         MEDICAL - DRUGS ((0.29)%)
  2,000  King Pharmaceuticals, Inc. *                                  (107,500)
                                                                    -----------
         MEDICAL - HMO ((0.34)%)
  2,800  Rightchoice Managed Care, Inc. *                              (124,320)
                                                                    -----------
         MEDICAL IMAGING SYSTEMS ((1.13)%)
 19,400  Microvision, Inc. *                                           (411,474)
                                                                    -----------
         MEDICAL-HOSPITALS ((0.23)%)
  2,800  Triad Hospitals, Inc. *                                        (82,516)
                                                                    -----------
         POWER CONVERSION/SUPPLY EQUIPMENT ((1.91)%)
 16,900  Advanced Energy Industries, Inc. *                            (697,463)
                                                                    -----------
         THERAPEUTICS ((5.06)%)
 13,800  Amylin Pharmaceuticals, Inc. *                                (155,250)
  5,200  CV Therapeutics, Inc. *                                       (296,400)
  4,300  ImClone Systems, Inc. *                                       (227,040)
  2,300  Pharmacyclics, Inc. *                                          (77,970)
 49,600  PRAECIS Pharmaceuticals, Inc. *                               (815,424)
  8,600  Tanox, Inc. *                                                 (271,330)
                                                                    -----------
                                                                     (1,843,414)
                                                                    -----------

    The preceeding notes are an integral part of these financial statements.

                                                         PW REDWOOD FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2001

SHARES                                                              MARKET VALUE
--------------------------------------------------------------------------------

         COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
         ------------------------------------------------
         WEB HOSTING/DESIGN (0.00%)
    102  PSINet, Inc. *                                             $        (5)
                                                                    -----------
         TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
         (PROCEEDS $(6,203,155))                                     (6,847,610)
                                                                    -----------
    TOTAL INVESTMENTS -- 68.60% (Cost $23,925,950)                   25,008,680

    OTHER ASSETS IN EXCESS OF LIABILITIES -- 31.40%                  11,448,560
                                                                    -----------
    TOTAL NET ASSETS -- 100.00%                                     $36,457,240
                                                                    ===========

* Non-income producing security.
(a) Partially or wholly held ($12,637,475 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    The preceeding notes are an integral part of these financial statements.
                                                                              16